Organization and Basis of Presentation (Details Narrative) (CAD)	12 Months Ended	211 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Organization And Basis Of Presentation Details Narrative
Net accumulated loss		17,039,948
Working capital deficiency	241,240